Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
8	FINANCIAL INSTRUMENTS

8.1	Financial instruments by category
The classification of financial assets and liabilities by category is as follows:

	At December, 31
	2018	2019
Financial assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	801,140	948,978
- Trade accounts receivable and other accounts receivable (excluding financial assets)	1,302,358	1,258,476
- Financial assets related to concession agreements	1,227,994	748,365
- Accounts receivable from related parties	813,129	36,658

	4,144,621	2,992,477

Financial assets related to concession agreements are recorded in the consolidated statement of financial position as the line items short-term trade accounts receivable and long-term trade accounts receivable.

	At December, 31
	2018	2019
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost:
- Other financial liabilities	1,169,184	695,870
- Finance leases	33,488	22,980
- Lease liability for right-of-use asset	—	80,216
- Bonds	937,042	924,042
- Trade and other accounts payable (excluding non-financial liabilities)	1,453,933	1,364,131
- Accounts payable to related parties	77,790	61,499

	3,671,437	3,148,738

Hedging derivatives:
- Derivative financial instruments	61	52

8.2	Credit quality of financial assets
The credit quality of financial assets that are neither past due nor impaired can be assessed with reference to external risk ratings (if they exist), or based on historical information on the default rates of their counterparties.
As of December 31, the credit quality of financial assets is presented below:

	At December 31,
	2018	2019
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	350,403	302,743
Banco Continental (A+)	114,067	186,238
Citibank (A)	134,990	183,719
Banco Scotiabank (A+)	73,039	64,101
Banco de la Nacion (A)	23,766	56,085
Credicorp Capital Colombia (AAA)	—	44,338
Banco Interbank (A)	14,075	41,681
JP Morgan (AAA)	257	17,853
Santander Colombia (AAA)	—	15,183
Banco Scotiabank - Chile (A+)	—	9,801
Banco Bogota (BB+)	16,782	7,255
Banco Santander - Chile (AAA)	3,325	5,817
Banco Santander - Perú (A)	12,221	114
Fondo de Inversion Alianza (AA+)	39,051	46
Banco de crédito e Inversiones - Chile (AA+)	5,909	—
Others	8,312	7,017

	796,197	941,991

The risk ratings in the previous table of “A” and “AAA” represent high quality ratings. For banks in Peru, these risk ratings are obtained from the risk rating agencies authorized by the Superintendence of Banking, Insurance and AFP (SBS). For banks in Chile, ratings are obtained from the risk rating agencies authorized by the Superintendence of Securities and Insurance (SVS) of Chile (Fitch Chile Clasificadora de Riesgo Ltda. and ICR International Credit Rating Cia Clasificadora de Riesgo Ltda.). For banks in Colombia, ratings are obtained from the following financial institutions: Fitch Ratings, Value and Risk Rating S.A., BRC Standard and Poor’s Rating and Technical Committe
e
of BRC Investor Services S.A. SCV.

(*)	The difference between the balances shown and the balances of the statement of financial position correspond to cash and remittances in transit (Note 9).
The credit quality of customers is assessed in three categories (internal classification):

A:	New customers/related parties (less than six months),

B:	Existing customers/related parties (with more than six months of trade relationship) with no previous default history; and

C:	Existing customers/related parties (with more than six months of trade relationship) with previous default history.

	2018	2019
Trade accounts receivable (Note 10)
Counterparties with no external risk rating
A	302,369	58,999
B	1,579,400	1,373,424
C	146,126	142,516

	2,027,895	1,574,939

Receivable from related parties and joint operators (Note 12)
B	813,129	583,599
The total balance of trade accounts receivable and accounts receivable from related parties is subject to the terms and conditions of the respective contract, none of which has been renegotiated.